Ordinary Shares	12 Months Ended
Dec. 31, 2019
Federal Home Loan Banks [Abstract]
Ordinary Shares
1 4 .	ORDINARY SHARES
In 2017, 2018 and 2019, 9,476,874, 10,122,318 and 3,402,830 ordinary shares were issued in connection with the exercise of options and vesting of restricted share units previously granted to employees, executives and consultants under the Company’s share incentive plans (see Note 1
6
), respectively.
As of December 31, 201
9
, there were 336,914,844 Class A ordinary shares and 80,364,466 Class B ordinary shares issued and outstanding, par value $0.0001 per share.